Quarterly Holdings Report
for
Fidelity® SAI Municipal Bond Index Fund
March 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
MBX-NPRT3-0522
1.9894033.102
Municipal Bonds - 99.1%
	Principal Amount (a)	Value ($)
Alabama - 1.2%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	71,834
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	27,288
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	31,322
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (b)	30,000	30,201
Series 2019 A, 4% 6/1/25	180,000	186,903
Series A, 4% 6/1/22	10,000	10,039
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	62,043
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	60,968
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	15,000	15,020
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	25,000	27,639
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	55,776
Series 2017 B1, 3.25% 9/1/31	45,000	46,635
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	20,000	20,186
Series 2017 B, 3% 7/1/35	30,000	30,310
TOTAL ALABAMA		676,164
Arizona - 1.2%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	16,177
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	75,021
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	44,557
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	102,759
Series 2017 D, 5% 7/1/25	20,000	21,751
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	32,032
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	27,213
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	65,000	72,715
Series A, 5% 1/1/31	100,000	114,798
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	23,151
5.25% 12/1/24	15,000	16,036
5.25% 12/1/26	15,000	16,659
Series 2007, 5.25% 12/1/23	15,000	15,692
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	105,230
TOTAL ARIZONA		683,791
Arkansas - 0.4%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	167,962
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	37,689
TOTAL ARKANSAS		205,651
California - 18.7%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 3% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	35,000	35,404
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series C, 0% 9/1/36 (Escrowed to Maturity)	90,000	58,602
Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	30,514
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	50,000	49,886
Series 2018 A, 2.625%, tender 4/1/26 (b)	70,000	70,818
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	25,000
Series 2017 S7, 4% 4/1/47	45,000	47,322
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	45,000	45,000
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	10,610
Series S7, 5% 4/1/24	5,000	5,306
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	102,821
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	10,000	10,662
Series BA, 5% 12/1/32	5,000	5,901
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	11,720
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,764
Series T1, 5% 3/15/39	20,000	25,359
California Gen. Oblig.:
Series 2013:
4% 4/1/43	40,000	40,707
5% 9/1/27	70,000	73,061
5% 11/1/30	15,000	15,722
Series 2014:
4% 11/1/44	10,000	10,410
5% 11/1/24	100,000	107,724
5% 12/1/24	15,000	15,774
5% 10/1/28	10,000	10,732
5% 5/1/32	105,000	111,394
5% 8/1/35	20,000	21,339
5% 10/1/39	25,000	26,760
Series 2015:
3.25% 3/1/32	100,000	101,639
5% 8/1/23	25,000	26,097
5% 8/1/26	30,000	32,513
5% 8/1/26	20,000	21,948
5% 9/1/26	40,000	43,986
5% 9/1/28	50,000	54,966
5% 8/1/29	20,000	21,934
5% 8/1/30	50,000	54,146
5% 8/1/45	30,000	32,578
Series 2016:
3% 9/1/33	30,000	30,017
5% 9/1/23	50,000	52,315
5% 9/1/24	55,000	58,994
5% 9/1/25	25,000	27,500
5% 9/1/26	15,000	16,894
5% 9/1/30	20,000	22,418
5% 9/1/45	10,000	11,049
Series 2017:
4% 8/1/27	55,000	59,418
4% 11/1/36	20,000	21,434
4% 8/1/37	25,000	26,705
5% 8/1/23	40,000	41,755
5% 11/1/24	95,000	102,338
5% 8/1/27	30,000	34,443
5% 11/1/27	25,000	28,839
Series 2019:
3% 10/1/36	50,000	49,283
4% 4/1/25	5,000	5,298
5% 4/1/25	10,000	10,886
5% 4/1/27	5,000	5,703
5% 11/1/28	50,000	58,778
5% 4/1/35	85,000	89,932
5% 4/1/37	75,000	79,321
5% 4/1/45	60,000	68,672
Series 2020:
3% 11/1/35	150,000	148,173
4% 3/1/28	60,000	66,352
Series 2021, 4% 10/1/37	80,000	87,707
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51 (Pre-Refunded to 8/15/22 @ 100)	80,000	81,137
Series 2013 A, 4% 3/1/43	40,000	40,689
Series 2013 A3, 5% 7/1/23	40,000	41,642
Series 2016 B:
5% 11/15/46	15,000	16,635
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	11,254
Series 2017 A, 5% 11/1/27	30,000	34,538
Series 2018 A:
4% 11/15/42	20,000	21,451
5% 11/15/33	35,000	39,865
Series A, 5% 8/15/47	15,000	16,688
California Infrastructure and Econ. Dev. Bank Rev. Series 2016:
5% 10/1/26	25,000	27,953
5% 10/1/29	25,000	27,851
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	30,013
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26 (Pre-Refunded to 11/1/23 @ 100)	40,000	42,021
Series 2015 A:
5% 11/1/26	15,000	16,541
5% 11/1/27	80,000	88,187
Series 2016 A, 3.2% 11/1/37	15,000	15,050
Series 2020 C, 3% 11/1/40	50,000	48,085
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	10,555
5% 1/1/32	30,000	33,976
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 3% 8/15/29	50,000	51,402
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	31,797
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	28,785
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	36,522
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	68,514
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,205
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	70,660
Series 2017 B, 5% 6/1/32	45,000	51,380
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	41,306
0% 8/1/38	85,000	49,126
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	65,278
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	69,969
0% 8/1/33	85,000	62,076
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	25,588
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	10,000	9,574
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	21,437
Series 2013 B1, 3.95% 1/15/53 (b)	65,000	66,090
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	32,246
Fresno Unified School District Series B, 3% 8/1/43	110,000	104,915
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	41,543
Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,906
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	65,000	70,889
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,906
Series 2018 A, 5% 6/1/22 (Escrowed to Maturity)	20,000	20,130
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	31,478
Series 2016 B, 3% 8/1/45	30,000	27,819
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	93,645
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	46,844
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	29,931
5.5% 11/15/37	30,000	38,206
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	75,000	75,965
Long Beach Unified School District:
Series 2016, 3% 8/1/32	80,000	81,034
Series B, 0% 8/1/35	90,000	56,925
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	22,984
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	21,410
Series C, 5% 8/1/22	10,000	10,133
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	36,522
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	21,410
Series K, 4% 8/1/35	20,000	21,197
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	51,243
Los Angeles Dept. Arpt. Rev.:
Series 2022 C, 4% 5/15/42 (c)	130,000	136,489
Series C, 5% 5/15/33 (c)	155,000	173,016
Series D, 5% 5/15/26 (c)	5,000	5,478
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	40,000	40,993
5% 7/1/24	50,000	51,289
Series 2014 C, 5% 7/1/29	65,000	69,267
Series 2014 D:
5% 7/1/35	105,000	111,751
5% 7/1/44	45,000	47,822
Series A, 5% 7/1/31	35,000	39,982
Series B:
5% 7/1/30	50,000	51,920
5% 7/1/30	25,000	29,218
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25 (Pre-Refunded to 7/1/25 @ 100)	30,000	30,261
Series 2014 A, 5% 7/1/44	25,000	26,590
Series A:
5% 7/1/33	5,000	5,710
5% 7/1/33	55,000	61,791
Series B:
5% 7/1/25	20,000	20,801
5% 7/1/37	100,000	114,974
Series C, 5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100)	10,000	10,081
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	42,736
Los Angeles Solid Waste Resources Rev. Series 2018 A, 4% 2/1/32	35,000	37,910
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	10,670
Series 2016 A:
4% 7/1/34	100,000	105,066
5% 7/1/40	75,000	81,248
Series 2018 B1, 5% 7/1/23	10,000	10,411
Series 2019 A, 5% 7/1/28	20,000	23,266
Series A:
5% 7/1/22	20,000	20,194
5% 7/1/29	45,000	53,287
5% 7/1/30	25,000	29,469
Series B, 5% 7/1/25	15,000	16,387
Los Angeles Wastewtr. Sys. Rev. Series 2013 A, 5% 6/1/24	5,000	5,185
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	5,034
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	50,802
Series A, 5% 7/1/39	135,000	156,674
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	20,000	15,682
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	33,886
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	44,982
Series 2017, 0% 8/1/39	5,000	2,647
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	24,220
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	33,907
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	40,595
0% 8/1/32	100,000	75,805
0% 8/1/33	15,000	10,942
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	209,119
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	15,400
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	130,000	135,761
Perris Union High School District Series A, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	25,000	23,520
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	33,704
Poway Unified School District Series 2011 B, 0% 8/1/34	50,000	34,006
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	56,281
Sacramento County Wtr. Fing. Auth. Rev. (Sacramento County Wtr. Agcy. Zones 40 And 41 2019 Rfdg. Proj.) Series 2019, 5% 6/1/25	125,000	136,405
San Bernardino Cmnty. College District Series B:
0% 8/1/38	200,000	112,874
0% 8/1/48	45,000	16,815
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	20,000	11,190
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,625
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100) (c)	75,000	77,843
Series 2019 A, 5% 7/1/34	75,000	85,476
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	10,000	11,511
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	5,000	5,227
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	11,570
Series B, 3.25% 7/1/48	80,000	77,057
Series C, 0% 7/1/43	40,000	19,207
Series F1, 5.25% 7/1/28	10,000	11,804
Series R1, 0% 7/1/30	35,000	27,889
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	48,040
San Francisco Bay Area Rapid Transit Fing. Auth. Series A1, 5% 8/1/47	45,000	50,577
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	35,109
Series 2016 A, 5% 5/1/26	20,000	22,157
Series 2017 D, 5% 5/1/24 (c)	35,000	36,934
Series 2019 A, 5% 5/1/49 (c)	25,000	27,456
Series 2019 E, 5% 5/1/34 (c)	125,000	140,674
Series 2020 A, 4% 5/1/39 (c)	35,000	36,533
Series 2022 A, 5% 5/1/25 (c)	110,000	118,323
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	37,057
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	158,469
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	21,761
Series 2020 A, 5% 11/1/50	30,000	34,994
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/25 (Escrowed to Maturity)	50,000	47,304
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,699
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,617
Series 2021 A, 4% 1/15/50	30,000	31,327
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	67,868
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	27,491
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2014 A, 4% 6/15/35	95,000	98,549
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	61,538
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	52,636
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (d)	50,000	46,677
0% 9/1/41 (d)	10,000	10,442
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	41,635
Series 2019 A, 3% 5/1/42	100,000	95,309
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	36,575
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	56,489
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	50,731
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	10,000	10,919
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	138,897
Southern California Pub. Pwr. Auth. Rev.:
Series 2007 A, 5.25% 11/1/25	35,000	38,450
Series A, 5.25% 11/1/26	30,000	33,625
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	90,000	41,693
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	79,791
Series 2016, 5% 5/15/35	15,000	16,606
Series 2017 AV, 5% 5/15/47	60,000	67,425
Series 2017 M, 5% 5/15/32	35,000	39,565
Series 2020 BE, 4% 5/15/47	50,000	53,539
Series AF, 5% 5/15/24	50,000	51,851
Series AM, 5.25% 5/15/37	15,000	15,978
Series AO, 5% 5/15/32	50,000	54,328
Series AY, 5% 5/15/28	30,000	34,240
Series I:
5% 5/15/23	25,000	25,934
5% 5/15/28	10,000	10,881
Series M, 5% 5/15/36	20,000	22,547
Series O, 4% 5/15/29	60,000	66,058
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 4% 1/1/42	10,000	10,490
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	80,000	81,722
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	60,337
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	24,114
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	140,000	117,481
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	77,036
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	30,000	30,167
TOTAL CALIFORNIA		10,731,831
Colorado - 0.9%
Colorado Health Facilities Auth.:
Series 2018 A, 4% 11/15/48	5,000	5,230
Series 2019 A1, 4% 8/1/44	10,000	10,433
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	31,066
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	28,600
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	55,000	56,247
Series 2013 B, 5% 11/15/24	150,000	157,196
Series 2017 A:
5% 11/15/26 (c)	55,000	60,794
5% 11/15/28 (c)	30,000	33,660
Series 2018 B, 3.5% 12/1/35	10,000	10,323
Series 2019 C, 5% 11/15/31	20,000	23,200
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,215
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,925
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	36,889
Univ. of Colorado Enterprise Sys. Rev. Series 2016 B1, 2.75% 6/1/30	15,000	15,259
TOTAL COLORADO		497,037
Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	63,880
Series 2015 B, 3.375% 6/15/29	25,000	25,699
Series 2016 A, 5% 3/15/26	15,000	16,609
Series 2019 A, 5% 4/15/27	15,000	16,985
Series 2020 C:
3% 6/1/24	135,000	137,910
4% 6/1/31	25,000	27,647
Series A, 5% 3/15/28	15,000	16,159
Series C, 4% 6/15/24	25,000	26,082
Series D:
4% 8/15/31	45,000	47,809
5% 4/15/26	25,000	27,732
Series E:
3.375% 10/15/36	20,000	20,000
5% 9/15/25	25,000	27,369
5% 10/15/25	20,000	21,937
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 5% 7/1/42	10,000	10,093
Series 2019 A:
4% 7/1/34	45,000	46,863
5% 7/1/24	230,000	242,041
Series R, 3.375% 7/1/37	10,000	10,116
Connecticut Hsg. Fin. Auth. Series 2017 D1, 3.2% 11/15/32	15,000	15,071
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	57,468
Series 2015 A, 5% 8/1/33	95,000	102,531
Series 2016 A, 5% 9/1/31	25,000	27,578
Series 2018 A, 5% 1/1/27	20,000	22,517
Series 2021 A, 4% 5/1/37	30,000	32,117
Series A, 4% 9/1/35	55,000	58,226
Series B, 5% 10/1/33	15,000	17,198
Hartford County Metropolitan District Series A, 4% 4/1/39 (Pre-Refunded to 4/1/22 @ 100)	30,000	30,000
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	28,509
TOTAL CONNECTICUT		1,176,146
Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	6,000	6,051
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	65,000	76,353
TOTAL DELAWARE		82,404
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Series 2016 A, 5% 6/1/32	40,000	44,458
Series 2017 A, 5% 6/1/29	10,000	11,386
District of Columbia Univ. Rev. Series 2017:
5% 4/1/31	25,000	27,841
5% 4/1/32	120,000	133,506
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	35,595
Series 2014 C:
5% 10/1/27	30,000	32,211
5% 10/1/28	25,000	26,829
Series 2019 A, 5% 10/1/44	30,000	34,720
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	10,000	8,945
4% 10/1/53	5,000	5,141
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	45,664
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	11,127
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	23,098
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,040
Series 2010 A, 0% 10/1/37	130,000	66,412
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (c)	50,000	50,805
Series 2014 A:
5% 10/1/28 (c)	20,000	21,253
5% 10/1/29 (c)	50,000	53,069
5% 10/1/44 (c)	75,000	79,286
Series 2018 A, 5% 10/1/27 (c)	40,000	44,791
Series 2021 A, 4% 10/1/41 (c)	45,000	47,227
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	45,319
Series 2017 B:
5% 7/1/26	50,000	55,800
5% 7/1/42	50,000	56,044
Series 2018, 5% 7/1/30	35,000	39,580
TOTAL DISTRICT OF COLUMBIA		1,003,147
Florida - 5.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	13,084
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	65,000	66,341
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (c)	35,000	37,635
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/44 (c)	75,000	77,285
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	5,000	5,262
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	80,000	85,334
Series 2018 A, 4% 6/1/37	55,000	60,267
Series 2019 D, 4% 6/1/30	65,000	72,204
Series C:
4% 6/1/28	20,000	20,471
5% 6/1/25	15,000	16,422
Series D, 4% 6/1/32	50,000	53,596
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	49,488
Florida Dept. of Trans. Tpk. Rev. Series 2019 B, 3% 7/1/43	30,000	28,750
Florida Higher Edl. Facilities Fing. Auth.:
(Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	65,968
(Rollins College Proj.) Series 2020 A, 3% 12/1/48	65,000	54,999
Florida Hsg. Fin. Corp. Rev. Series 2017 1, 3.6% 7/1/37	40,000	40,524
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	34,318
Series 2019 A, 5% 10/1/27 (c)	10,000	11,198
Halifax Hosp. Med. Ctr. Rev.:
Series 2015, 4% 6/1/38 (Pre-Refunded to 6/1/25 @ 100)	25,000	26,449
Series 2016, 3.75% 6/1/41	5,000	5,087
Hillsborough County Cap. Impt. Series 2019, 3.25% 8/1/49	40,000	39,046
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A, 3.5% 10/1/28	45,000	45,543
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	20,841
Series 2014, 5% 10/1/28	115,000	123,183
Series 2019 A:
5% 10/1/27	20,000	22,680
5% 10/1/32	10,000	11,814
JEA Wtr. & Swr. Sys. Rev.:
Series 2014 A, 4% 10/1/40	100,000	102,595
Series 2017 A, 4% 10/1/34	135,000	145,384
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	30,078
Miami Beach Series 2019, 3.25% 5/1/49	25,000	24,451
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	15,941
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/39	70,000	73,574
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/41	20,000	9,302
Series 2016:
0% 10/1/31	35,000	26,006
0% 10/1/32	25,000	17,821
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	10,384
Series 2018 A, 4% 4/1/53	25,000	25,810
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	70,590
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,482
Series 2015 B, 5% 7/1/27	40,000	42,626
Series 2015 D, 3% 7/1/39	5,000	5,127
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 2/1/30	85,000	92,974
Series 2016 C, 5% 2/1/32	90,000	98,339
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	20,611
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	29,651
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	35,000	37,010
Series 2017 B, 3.125% 10/1/39	20,000	20,140
Series 2019 B, 3% 10/1/49	40,000	36,724
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	55,889
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	35,000	38,387
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	21,071
Series 2017, 5% 10/1/27	25,000	28,460
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	75,000	77,975
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	125,000	142,023
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	27,627
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	11,068
Polk County School District Sales Tax Rev. Series 2019, 5% 10/1/28	120,000	139,356
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	51,134
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	67,283
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	106,622
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	15,282
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	195,000	54,118
TOTAL FLORIDA		2,864,704
Georgia - 2.2%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	50,000	51,377
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/28	40,000	43,655
5% 11/1/32	30,000	32,598
5% 11/1/40	20,000	21,701
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	54,466
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	30,000	30,846
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	10,000	11,203
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	34,615
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	4,640
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	21,045
Series 2020 A, 5% 2/15/31	40,000	46,372
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	120,000	126,553
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	56,192
Series 2017 A, 5% 2/1/27	10,000	11,396
Series 2017 C:
5% 7/1/27	5,000	5,747
5% 7/1/30	25,000	28,600
Series 2018 A:
3% 7/1/33	25,000	25,640
4% 7/1/34	85,000	92,473
5% 7/1/27	20,000	22,990
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	15,178
Series 2020 A, 3.15% 12/1/44	15,000	14,575
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	20,084
Series 2017 A, 3.65% 12/1/32	55,000	56,127
Series 2017 B, 3.2% 12/1/32	20,000	20,138
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	110,000	114,798
Series 2021 A, 5% 1/1/56	80,000	89,234
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	64,612
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	30,272
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	45,000	41,885
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2019 A, 3.125% 7/1/46	5,000	4,748
Series 2021 E2, 5% 7/1/24	25,000	26,675
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	13,720
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	5,987
TOTAL GEORGIA		1,240,142
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2020 D, 4% 7/1/39	10,000	10,608
Series 2022 A, 5% 7/1/47 (c)	90,000	102,196
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	20,746
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	110,000	120,939
Series 2016 FG, 5% 10/1/30	30,000	33,536
Series FH, 5% 10/1/29	25,000	28,004
Series FW, 3.5% 1/1/38	5,000	5,219
Honolulu City and County Wastewtr. Sys.:
Series 2012 A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	100,000	100,971
Series 2016 B, 4% 7/1/33	15,000	16,003
Series 2018 A, 3.375% 7/1/42	5,000	5,040
TOTAL HAWAII		443,262
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	28,167
5% 3/1/28	10,000	11,462
Series 2015 ID, 5.5% 12/1/29	25,000	27,452
TOTAL IDAHO		67,081
Illinois - 5.2%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/33	20,000	13,659
Series 2000, 0% 1/1/29	55,000	44,245
Series 2002 B, 5% 1/1/26	30,000	31,833
Series 2007 E, 5.5% 1/1/35	20,000	21,411
Series 2014 A:
5.25% 1/1/30	95,000	99,157
5.25% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	78,760
Series 2015 A:
5% 1/1/26	15,000	15,917
5.5% 1/1/33	15,000	16,069
Series 2019 A, 5% 1/1/40	25,000	27,008
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	60,000	62,594
Series 2014 B, 5% 1/1/27	45,000	47,024
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/26	65,000	66,548
Series 2013 D:
5% 1/1/44	60,000	61,232
5.25% 1/1/29	50,000	51,245
Series 2015 A, 5% 1/1/28 (c)	90,000	95,599
Series 2015 D, 4% 1/1/35	85,000	87,741
Series 2017 A, 5% 1/1/27	20,000	22,326
Series 2017 B, 5% 1/1/33	10,000	11,021
Series 2017 D, 5% 1/1/42 (c)	15,000	16,177
Series 2018 B:
5% 1/1/37	15,000	16,904
5% 1/1/38	30,000	33,766
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	125,000	134,163
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	20,000	21,741
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	38,741
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	41,512
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42 (Pre-Refunded to 8/15/22 @ 100)	50,000	50,521
Series 2015 C, 4.125% 8/15/37	65,000	67,572
Series 2016:
3.25% 11/15/45	20,000	18,722
4% 1/1/25	10,000	10,528
4% 12/1/31	25,000	26,599
4% 12/1/35	50,000	53,123
Series 2018 A:
5% 10/1/41	10,000	11,332
5% 10/1/48	30,000	33,721
Series 2019:
5% 7/1/27	15,000	17,098
5% 1/1/31	115,000	135,110
Illinois Gen. Oblig.:
Series 2012 A, 5% 1/1/34	15,000	15,048
Series 2013:
5% 7/1/23	105,000	108,709
5.25% 7/1/31	20,000	20,906
Series 2014, 5% 4/1/27	5,000	5,290
Series 2016:
4% 6/1/36	60,000	60,917
5% 1/1/27	185,000	200,760
Series 2017 A, 4.5% 12/1/41	15,000	15,554
Series 2017 C, 5% 11/1/29	65,000	71,557
Series 2017 D:
3.25% 11/1/26	10,000	10,192
5% 11/1/28	60,000	66,214
Series 2018 A, 5% 10/1/24	30,000	31,883
Series 2018 B, 5% 10/1/24	30,000	31,883
Series 2019 A, 5% 11/1/25	50,000	54,124
Series 2019 B, 5% 9/1/25	15,000	16,196
Series 2020 D, 5% 10/1/25	5,000	5,406
Series November 2016, 4.125% 11/1/31	10,000	10,407
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/23	30,000	31,044
Series 2016 A, 3% 6/15/33	25,000	23,747
Series 2016 D:
3% 6/15/31	15,000	14,500
3% 6/15/32	20,000	19,186
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	41,876
Series 2015 A, 5% 1/1/40	25,000	26,993
Series 2016 A, 5% 12/1/31	60,000	65,630
Series 2019 B, 5% 1/1/28	80,000	91,773
Series B:
5% 1/1/27	35,000	39,490
5% 1/1/30	5,000	5,925
Series C, 5% 1/1/30	30,000	35,575
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	17,171
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,442
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	32,002
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,125
Series 2002:
0% 12/15/23	20,000	19,070
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,916
Series 2012 B:
4.25% 6/15/42	20,000	20,124
5% 12/15/28	10,000	10,077
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	50,000	11,091
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	28,170
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	56,211
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	30,000	30,617
TOTAL ILLINOIS		2,966,520
Indiana - 0.4%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	11,066
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	51,334
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	29,165
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	5,425
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	17,386
5% 2/1/54	25,000	28,117
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	17,165
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	43,389
TOTAL INDIANA		203,047
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	10,000	10,390
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	33,698
Series 2017, 5% 8/1/37	50,000	56,810
TOTAL IOWA		100,898
Kansas - 0.3%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	20,089
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	51,300
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	25,000	26,446
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	55,000	55,862
TOTAL KANSAS		153,697
Kentucky - 0.6%
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	58,076
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	38,000
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
4% 9/1/39	75,000	77,038
5% 9/1/23	20,000	20,826
5% 9/1/42	25,000	26,934
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	33,579
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	56,805
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	25,514
TOTAL KENTUCKY		336,772
Louisiana - 0.6%
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	90,000	91,911
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	15,000	15,144
Series 2014 D1, 3% 12/1/29	60,000	60,805
Series 2017 A, 5% 4/1/25	25,000	27,154
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	25,000	25,236
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (b)	50,000	51,788
Louisiana Pub. Facilities Auth. Rev. Series 2016, 4% 5/15/41	20,000	20,929
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	22,061
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	25,817
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	23,225
TOTAL LOUISIANA		364,070
Maryland - 2.0%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	19,067
Maryland Dept. of Trans. Series 2016, 4% 11/1/29	85,000	88,983
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	30,354
Series 2019 1, 5% 3/15/31	55,000	64,761
Series 2019, 5% 3/15/30	30,000	35,425
Series A, 5% 3/15/30	30,000	34,711
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	65,000	49,408
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 5/15/47	50,000	52,401
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	85,000	85,015
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	185,000	158,608
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	91,566
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	158,534
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	51,384
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	147,927
Washington Suburban San. District Series 2016 2, 5% 6/1/34	65,000	72,167
TOTAL MARYLAND		1,140,311
Massachusetts - 2.7%
Boston Gen. Oblig. Series A, 5% 4/1/26	15,000	16,772
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	11,765
Series A, 5.25% 7/1/28	30,000	35,296
Series B, 5% 7/1/33	85,000	92,368
Series C, 5.5% 7/1/23	5,000	5,237
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	30,000	33,531
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	25,169
Series 2018 L, 4% 7/1/44	190,000	203,206
Series 2019 K, 5% 7/1/38	175,000	201,138
Series BB1, 4% 10/1/46	30,000	32,022
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	65,000	62,590
Series F, 5% 8/15/24	5,000	5,347
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	61,423
Series A, 5% 6/15/25	25,000	26,662
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,465
Series 2016 B, 4% 7/1/33	25,000	26,652
Series 2016 G, 3% 9/1/46	40,000	37,092
Series 2017 E, 5% 11/1/24	30,000	32,333
Series 2017 F, 5% 11/1/44	5,000	5,611
Series 2019 A, 5% 1/1/49	70,000	79,609
Series 2021 B, 3% 4/1/47	85,000	78,495
Series A, 5% 7/1/31	30,000	33,350
Series B, 5% 7/1/26	25,000	28,062
Series C, 5% 5/1/30	40,000	48,057
Series D, 5% 7/1/26	30,000	33,674
Series E, 5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	45,000	45,715
Series F, 5% 11/1/40	115,000	129,702
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	15,000	15,371
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	40,000	40,576
Series 2016 B, 5% 11/15/46	20,000	22,136
Series C, 5% 11/15/34	20,000	22,279
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	78,092
TOTAL MASSACHUSETTS		1,574,797
Michigan - 1.7%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	65,000	77,866
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	40,378
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	38,700
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	39,765
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 1A, 5.25% 10/15/47	10,000	10,467
Series I:
5% 4/15/26	10,000	11,019
5% 10/15/28	20,000	22,430
5% 10/15/30	35,000	39,060
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
4% 11/1/48	90,000	95,419
5% 11/1/29	55,000	64,673
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,331
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	35,000	37,250
Series 2016:
3.25% 11/15/42	25,000	24,009
5% 11/15/23	55,000	57,773
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	25,000	28,581
Series 2010 F, 4% 11/15/47	20,000	20,707
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 2.7% 10/1/45	40,000	33,814
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	15,000	15,157
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	64,576
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	50,000	54,688
5% 6/30/28 (c)	45,000	49,986
5% 12/31/31 (c)	15,000	16,571
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	11,056
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (c)	100,000	114,925
TOTAL MICHIGAN		974,201
Minnesota - 1.5%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	29,578
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	21,052
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	38,984
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	30,000	34,503
Series 2018 B, 3.25% 8/1/36	55,000	56,582
Series 2019 B, 5% 8/1/27	80,000	91,892
Minnesota Hsg. Fin. Agcy. Series 2021 D, 2.45% 1/1/52	100,000	79,929
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (b)	280,000	298,707
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	72,962
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	29,570
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	14,892
Series 2019, 5% 5/1/48	20,000	22,649
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	85,889
TOTAL MINNESOTA		877,189
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	49,877
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	5,000	5,774
TOTAL MISSISSIPPI		55,651
Missouri - 1.1%
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/49 (Assured Guaranty Muni. Corp. Insured) (c)	80,000	87,952
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,064
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	133,438
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	86,065
Series 2014 A:
4% 6/1/32	40,000	41,357
5% 6/1/29	55,000	58,342
Series 2014 F, 4.25% 11/15/48	15,000	15,662
Series 2016, 5% 11/15/28	30,000	33,263
Series 2017 C:
3.625% 11/15/47	25,000	24,691
4% 11/15/49	55,000	57,461
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	47,324
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	37,125
TOTAL MISSOURI		637,744
Montana - 0.0%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	22,386
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	70,000	70,978
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	36,523
Nebraska Edl. Health Cultural & Social Svcs. Fin. Auth. Rev. Series 2019 A, 4% 1/1/49	85,000	90,744
Omaha Pub. Pwr. District Elec. Rev. Series 2015 B, 4% 2/1/39	55,000	56,769
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,199
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	42,724
TOTAL NEBRASKA		302,937
Nevada - 0.6%
Clark County Fuel Tax:
Series 2018 B, 5% 12/1/26	65,000	73,335
Series 2019 A:
5% 12/1/24	5,000	5,385
5% 12/1/28	15,000	17,558
Series 2019, 5% 6/1/25	25,000	27,257
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	56,622
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	30,000	29,384
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015, 5% 6/1/39	100,000	107,225
Washoe County School District Series 2017 C, 3.25% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	50,000	50,573
TOTAL NEVADA		367,339
New Jersey - 5.7%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	62,278
5% 11/1/31	20,000	22,548
Series UU:
5% 6/15/40	30,000	31,653
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,329
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	21,989
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	20,000	19,158
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	21,048
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,702
Series 2013 NN:
4% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	15,000	15,313
5% 3/1/26	40,000	40,991
5% 3/1/31 (Pre-Refunded to 3/1/23 @ 100)	10,000	10,299
Series 2013, 5% 3/1/24	50,000	51,360
Series 2014 PP:
4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	15,000	15,666
5% 6/15/27 (Pre-Refunded to 6/15/24 @ 100)	65,000	69,279
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	10,000	10,658
Series 2015 XX, 4% 6/15/24	50,000	51,776
Series 2019 LLL, 5% 6/15/30	80,000	91,156
Series B, 5% 11/1/26	5,000	5,535
Series NN, 5% 3/1/28 (Pre-Refunded to 3/1/23 @ 100)	35,000	36,045
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	95,000	99,221
Series WW, 5.25% 6/15/28	45,000	48,910
Series XX, 4.375% 6/15/27	15,000	15,847
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	72,733
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	10,000	10,612
5% 9/1/26	100,000	106,147
Series 2014, 5% 6/15/24	70,000	73,977
Series 2015 G, 5% 7/1/22 (Escrowed to Maturity)	25,000	25,243
Series A, 4% 7/1/47	40,000	40,795
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,229
Series 2014, 4% 6/1/34	15,000	15,740
Series 2016, 5% 6/1/24	25,000	26,476
Series O, 5.25% 8/1/22	5,000	5,063
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	90,000	99,482
5% 10/1/27	10,000	11,185
Series 2016, 3% 7/1/32	25,000	25,219
Series 2017 A, 4% 7/1/52	25,000	26,543
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (c)	25,000	25,574
Series 2019 A, 5% 12/1/27	35,000	39,518
Series 2019 B, 3.25% 12/1/39 (c)	65,000	64,869
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 A, 3.75% 10/1/35	75,000	75,726
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	53,086
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	33,597
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	70,998
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	20,000	22,367
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	40,000	41,049
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	35,340
Series 2014 A:
5% 1/1/28	90,000	95,705
5% 1/1/29	5,000	5,311
Series 2015 E:
5% 1/1/32	130,000	139,371
5% 1/1/45	45,000	47,836
Series 2016 A, 5% 1/1/33	30,000	32,815
Series 2017 B, 4% 1/1/35	5,000	5,374
Series 2017 E, 5% 1/1/29	10,000	11,454
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	18,031
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,000	3,947
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	10,000	7,031
Series 2008 A:
0% 12/15/37	5,000	2,781
0% 12/15/38	65,000	34,592
Series 2009 A, 0% 12/15/33	90,000	59,555
Series 2010 A:
0% 12/15/25	10,000	8,996
0% 12/15/27	30,000	25,178
0% 12/15/32	35,000	24,145
0% 12/15/33	10,000	6,617
Series 2012 AA:
3.25% 6/15/38	90,000	90,388
5% 6/15/38	20,000	20,155
Series 2013 AA, 5% 6/15/27	190,000	196,098
Series 2015 AA:
5.25% 6/15/29	45,000	48,881
5.25% 6/15/32	5,000	5,428
Series 2016 A, 5% 6/15/30	25,000	27,650
Series 2016 A2, 5% 6/15/23	50,000	51,883
Series 2018 A, 5% 12/15/24	20,000	21,364
Series 2019 AA, 4.5% 6/15/49	5,000	5,233
Series A:
0% 12/15/26	70,000	60,925
0% 12/15/31	70,000	50,308
4% 12/15/31	80,000	85,018
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	25,428
4.25% 12/15/38	20,000	20,981
Series A1, 4.1% 6/15/31	55,000	58,473
Series AA:
4% 6/15/31	10,000	10,058
5% 6/15/23	5,000	5,173
5.25% 6/15/27	30,000	32,607
Series BB, 5% 6/15/33	75,000	83,653
Series C, 5.25% 6/15/32	35,000	37,624
TOTAL NEW JERSEY		3,239,396
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Series 2019 A, 3% 8/1/48	10,000	9,041
New Mexico Severance Tax Rev. Series 2018 A, 5% 7/1/23	50,000	52,053
TOTAL NEW MEXICO		61,094
New York - 16.1%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	22,701
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	55,000	57,403
5% 7/1/37	5,000	5,522
Series 2017 A, 5% 10/1/29	35,000	40,155
Series 2018 B, 5% 10/1/38	45,000	51,890
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/39	70,000	77,944
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	92,021
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	111,206
Series 2012 B, 5% 9/1/25	35,000	35,507
Series 2016 B, 5% 9/1/46	10,000	11,023
Series 2017:
5% 9/1/23	55,000	57,563
5% 9/1/47	20,000	22,390
Series 2018, 5% 9/1/35	30,000	34,475
Series 2020 A, 5% 9/1/30	105,000	126,447
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	70,000	76,221
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	46,610
Series 2018 1, 5% 8/1/28	30,000	34,232
Series 2019 D, 5% 12/1/34	25,000	28,666
Series 2019 E, 5% 8/1/34	70,000	80,384
Series 2020 A, 4% 8/1/44	80,000	84,314
Series 2020 A1, 5% 8/1/35	150,000	173,028
Series A, 5% 8/1/37	140,000	154,505
Series B1, 5% 10/1/32	55,000	64,442
Series C, 3% 8/1/29	50,000	51,575
Series E:
5% 8/1/25	15,000	15,424
5% 8/1/26	25,000	27,950
Series F, 5% 8/1/24	35,000	36,484
Series J, 5% 8/1/24	35,000	37,427
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	60,000	61,103
Series 2016 I1A, 3.95% 11/1/36	10,000	10,216
Series 2020 A, 2.55% 8/1/40	110,000	96,266
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	98,721
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	25,000	23,884
Series 2019 E1, 3.25% 11/1/49	35,000	32,611
Series 2021 G, 2.15% 11/1/36	95,000	81,389
Series 2021 K1, 2.45% 11/1/41	130,000	109,190
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	10,750
0% 3/1/44	90,000	38,624
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	6,155
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	9,807
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	65,000	67,409
Series 2015 HH, 5% 6/15/29	5,000	5,439
Series 2016 CC1, 4% 6/15/38	25,000	26,574
Series 2017 DD, 5.25% 6/15/47	60,000	67,358
Series 2018 AA, 5% 6/15/37	25,000	28,145
Series 2020 BB, 3% 6/15/49	105,000	95,271
Series BB, 5% 6/15/49	90,000	102,456
Series CC:
4% 6/15/42	15,000	15,894
5% 6/15/30	25,000	29,730
Series DD:
5% 6/15/25	60,000	63,322
5% 6/15/36	55,000	58,434
Series EE, 5% 6/15/34	45,000	49,378
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	75,000	79,932
Series 2015 S2, 5% 7/15/40	80,000	86,422
Series 2018 S3, 3.625% 7/15/47	60,000	59,752
Series 2018 S4, 5% 7/15/31	10,000	11,579
Series S1, 5% 7/15/27	55,000	59,371
Series S4, 5.25% 7/15/35	35,000	40,945
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	58,454
Series 2016 A, 5% 5/1/40	105,000	114,654
Series 2017 B, 4% 8/1/37	50,000	52,241
Series 2018 A2, 5% 8/1/39	55,000	61,380
Series 2018 C3, 4% 5/1/44	10,000	10,417
Series 2019 A, 5% 8/1/40	75,000	84,562
Series 2019 C, 4% 11/1/37	70,000	73,693
Series A, 4% 11/1/35	20,000	21,283
Series B, 4% 8/1/39	5,000	5,255
Series B1, 5% 11/1/37	100,000	108,898
Series C, 3.25% 11/1/43	30,000	29,299
Series C1:
4% 5/1/40	90,000	94,418
4% 5/1/44	120,000	125,053
Series E, 5% 2/1/40	115,000	127,192
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	53,515
4% 4/1/27	35,000	37,965
4% 4/1/28	40,000	43,335
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	60,000	39,209
0% 11/15/38	105,000	51,087
0% 11/15/44	25,000	8,785
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	5,000	5,152
Series 2016 D, 5% 2/15/26	40,000	44,285
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	25,373
5% 7/1/30	30,000	35,319
Series 2014 A, 5.5% 1/1/39	30,000	31,599
Series 2015 A:
3.75% 7/1/46	55,000	55,529
5% 5/1/33	35,000	37,713
Series 2018 A, 5% 8/1/29	105,000	115,261
Series 2019 A:
4% 7/1/45	30,000	32,047
5% 7/1/27	100,000	114,359
Series 2019 C, 4% 7/1/49	30,000	31,670
Series 2020 A2, 5% 7/1/31	25,000	30,050
Series 2020, 3% 2/1/50	100,000	90,908
Series 2021 A, 5% 7/1/26	100,000	110,913
New York Dorm. Auth. Sales Tax Rev.:
Series 2013 A, 5% 3/15/24	10,000	10,324
Series 2016 A, 5% 3/15/29	70,000	78,211
Series 2017 A:
5% 3/15/43	75,000	83,340
5% 3/15/44	15,000	16,661
Series 2018, 5% 3/15/48	25,000	28,091
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	41,503
Series 2018 A, 5% 6/15/30	30,000	34,779
Series 2019 B, 5% 6/15/31	25,000	29,444
New York Liberty Dev. Corp.:
(4 World Trade Ctr. Proj.) Series 2021 A, 2.3% 11/15/34	115,000	98,906
Series 2021 1WTC, 2.75% 2/15/44	55,000	45,031
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	60,000	43,519
5% 11/15/23	30,000	30,634
5% 11/15/25	80,000	81,592
Series 2016 A, 5% 11/15/26	35,000	39,623
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	15,000	15,177
Series 2012 E, 3.5% 11/15/32	155,000	155,732
Series 2012 F:
5% 11/15/25	45,000	45,868
5% 11/15/30	35,000	35,669
Series 2014 D1, 5% 11/15/33	170,000	179,143
Series 2015 D1, 5% 11/15/31	20,000	21,516
Series 2015 F, 3.25% 11/15/31	160,000	159,785
Series 2016 B, 5% 11/15/29	115,000	125,983
Series 2016 C, 4% 11/15/26	65,000	69,144
Series 2016 D, 5% 11/15/27	30,000	32,995
Series 2017 B, 5% 11/15/23	55,000	57,586
Series 2017 C1:
5% 11/15/25	15,000	16,315
5% 11/15/28	35,000	39,126
Series 2017 D:
4% 11/15/42	15,000	15,338
5% 11/15/27	50,000	56,040
Series 2018 B:
5% 11/15/25	15,000	16,315
5% 11/15/28	50,000	56,621
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	37,493
Series 2017 B, 5% 2/15/39	110,000	122,479
Series 2019 A, 5% 3/15/40	15,000	16,932
Series 2022 A, 4% 3/15/39	280,000	301,423
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	34,635
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	10,081
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	55,726
Series 2019 R, 3.15% 11/1/54	5,000	4,322
Series L, 3.45% 11/1/42	15,000	14,843
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	75,000	68,679
Series 220, 2.85% 10/1/44	15,000	13,472
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	15,064
New York State Urban Dev. Corp. Series 2020 A, 4% 3/15/45	350,000	365,659
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	30,000	31,431
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	35,000	37,814
Series 2019 B, 4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	125,000	129,490
Series K:
5% 1/1/28	40,000	43,072
5% 1/1/29	50,000	53,784
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	15,000	16,439
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	20,439
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/32 (c)	50,000	55,717
(Term. one Group Assoc., L.P. Proj.) Series 2015, 5% 1/1/23 (c)	110,000	112,283
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,303
Series 2017 C, 5% 3/15/27	90,000	101,703
Series 2019 A:
5% 3/15/42	10,000	11,157
5% 3/15/44	25,000	27,743
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	86,717
5% 12/1/40	65,000	75,002
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	20,548
5% 5/1/27	10,000	10,601
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	48,947
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	60,000	65,543
Series 2012 B, 5% 11/15/29	35,000	35,759
Series 2013 A:
0% 11/15/30	85,000	64,759
0% 11/15/32	90,000	63,397
Series 2016 A, 5% 11/15/41	25,000	27,594
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	15,343
Series 2017, 5% 12/15/41	50,000	56,600
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	30,248
TOTAL NEW YORK		9,217,761
New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	65,097
5% 5/1/30	80,000	86,672
Series 194, 5% 10/15/30	15,000	16,421
Series 198, 5% 11/15/46	50,000	55,061
Series 2018 209, 5% 7/15/36	115,000	131,823
Series 202, 5% 10/15/30 (c)	30,000	33,546
Series 207, 5% 9/15/26 (c)	5,000	5,533
Series 209, 5% 7/15/31	30,000	34,717
Series 211, 4% 9/1/43	55,000	58,271
TOTAL NEW YORK AND NEW JERSEY		487,141
North Carolina - 1.3%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	60,577
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	26,633
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	82,048
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	67,064
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	11,023
North Carolina Gen. Oblig. Series 2016 A, 5% 6/1/27	40,000	44,805
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	75,845
Series 2019:
5% 3/1/31	5,000	5,790
5% 3/1/32	30,000	34,668
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	32,736
Series 2020 B, 5% 5/1/29	35,000	41,358
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	10,096
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018:
5% 1/1/28	100,000	112,705
5% 1/1/30	55,000	62,569
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	79,403
TOTAL NORTH CAROLINA		747,320
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021, 4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	60,000	62,983
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	42,462
Series C, 3.35% 7/1/42	25,000	24,919
TOTAL NORTH DAKOTA		130,364
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2020, 4% 11/15/37	5,000	5,314
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	25,000	28,486
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2017, 4% 12/1/42	100,000	104,202
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	25,433
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	31,891
Series 2018 A, 5% 4/1/30	30,000	35,109
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,368
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	34,321
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	93,981
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	100,000	68,255
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	63,257
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	55,000	58,167
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	26,140
5% 9/15/26	35,000	39,390
Series 2015 C, 5% 11/1/28	25,000	27,256
Series 2017 C, 5% 8/1/26	20,000	22,448
Series 2018 A, 5% 2/1/29	15,000	16,592
Series 2019 A, 5% 5/1/27	90,000	102,644
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	45,358
Ohio Hosp. Rev.:
Series 2016 A, 5% 1/15/41	30,000	32,570
Series 2021 A, 3% 1/15/46	50,000	43,624
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	10,000	10,130
4% 3/1/49	10,000	10,152
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	45,685
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	43,228
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	13,980
Series 2013 A2, 0% 2/15/37	80,000	48,244
Ohio Wtr. Dev. Auth. Rev. Series 2016 B, 5% 6/1/24	100,000	106,514
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2020 A, 5% 6/1/33	110,000	131,509
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	15,364
TOTAL OHIO		1,334,612
Oklahoma - 0.9%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	55,000	57,913
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	42,690
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	211,118
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	10,897
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	31,696
5% 1/1/47	30,000	33,546
Series 2017 D, 5% 1/1/26	5,000	5,537
Series 2017 E, 4% 1/1/31	100,000	106,803
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,405
TOTAL OKLAHOMA		505,605
Oregon - 0.9%
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	37,513
0% 6/15/39	10,000	5,768
Series B, 0% 6/15/34	20,000	13,976
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,001
Oregon Dept. of Trans. Hwy. User Tax Rev.:
Series 2012 A, 5% 11/15/23 (Pre-Refunded to 11/15/22 @ 100)	15,000	15,345
Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	80,000	84,127
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	37,816
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	35,000	38,715
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	95,000	97,019
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	56,065
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2018 A, 0% 6/15/48	255,000	89,094
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	10,000	10,184
TOTAL OREGON		494,623
Pennsylvania - 3.4%
Allegheny County Series C77, 5% 11/1/43	25,000	28,794
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/35 (c)	155,000	175,615
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	31,577
Bristol School District Series 2013, 5% 6/1/40	30,000	31,027
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	70,000	75,332
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	15,000	15,738
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	11,659
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,062
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	10,035
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	55,000	57,758
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 5% 11/15/28	85,000	96,863
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	20,000	20,532
5% 12/31/28 (c)	40,000	43,022
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	20,000	20,403
Series 2015 1:
5% 8/15/23	5,000	5,225
5% 3/15/26	85,000	92,402
Series 2015:
4% 8/15/34	25,000	26,251
5% 3/15/24	70,000	74,264
5% 8/15/32	60,000	65,212
Series 2016 2, 3% 9/15/36	15,000	15,236
Series 2016:
5% 9/15/23	35,000	36,659
5% 9/15/27	10,000	11,196
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A, 5% 9/1/39	135,000	144,712
Series 2016 C:
3% 8/15/41	35,000	34,262
5% 8/15/25	55,000	60,339
Pennsylvania Hsg. Fin. Agcy. Series 2019 128B, 3.85% 4/1/38	25,000	25,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	15,000	15,228
Series 2017 125B, 3.65% 10/1/42	20,000	20,259
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	50,000	56,222
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (Assured Guaranty Muni. Corp. Insured)	35,000	36,619
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	20,000	19,004
Series 2014 A, 0% 12/1/39 (d)	35,000	36,742
Series 2014 C, 5% 12/1/44	50,000	53,305
Series 2017 2, 5% 12/1/30	10,000	11,252
Series 2017, 5% 12/1/40	10,000	11,196
Series 2019 A:
4% 12/1/49	100,000	104,463
5% 12/1/34	30,000	35,157
5% 12/1/35	35,000	40,583
Series 2019, 5% 12/1/32	10,000	11,571
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	48,683
Series 2017 A, 4% 9/1/42	25,000	25,922
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	15,000	16,350
Series 2017 A, 5% 8/1/23	20,000	20,853
Philadelphia School District Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	11,423
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,359
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/33	90,000	99,850
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	50,155
TOTAL PENNSYLVANIA		1,957,371
Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	73,095
Rhode Island - 0.2%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	95,618
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	21,184
TOTAL RHODE ISLAND		116,802
South Carolina - 1.2%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	19,667
Charleston Wtrwks. & Swr. Rev. Series 2015, 5% 1/1/45 (Pre-Refunded to 1/1/25 @ 100)	110,000	118,998
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	22,618
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	23,471
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	140,000	146,782
Series 2013, 5.125% 12/1/43	105,000	110,334
Series 2014 A, 5.5% 12/1/54	25,000	26,687
Series 2014 C:
5% 12/1/29	25,000	26,754
5% 12/1/36	25,000	26,719
Series 2015, 5% 12/1/23	60,000	63,056
Series 2016 A, 3.25% 12/1/35	10,000	10,104
Series A, 3% 12/1/41	20,000	18,544
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	50,460
TOTAL SOUTH CAROLINA		664,194
Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	18,207
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	36,265
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	30,706
Series 2016 A, 4% 1/1/42	15,000	15,596
Series 2019, 4% 11/15/43	5,000	5,272
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	70,000	72,865
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	45,000	46,518
4% 7/1/54	35,000	35,995
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	180,000	82,972
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/26	20,000	22,033
Series 2006 B, 5.625% 9/1/26	50,000	56,120
Series 2006 C:
5% 2/1/24	15,000	15,739
5% 2/1/27	15,000	16,469
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	55,903
Tennessee Hsg. Dev. Agcy. Residential:
Series 2016 2B, 3.5% 1/1/47	75,000	76,248
Series 2020 1A, 2.4% 1/1/44	15,000	12,752
Tennessee School Board Auth. Series A, 5% 11/1/42	50,000	56,963
TOTAL TENNESSEE		656,623
Texas - 7.1%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	56,383
Alvin Independent School District Series 2019, 3.375% 2/15/40	15,000	15,319
Austin Independent School District:
Series 2017, 4% 8/1/33	5,000	5,352
Series 2019, 4% 8/1/35	25,000	27,492
Bexar County Gen. Oblig. Series 2013 B, 5% 6/15/43 (Pre-Refunded to 6/15/23 @ 100)	15,000	15,587
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	15,144
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	15,709
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	60,000	61,506
Series 2016, 3.375% 1/1/41	45,000	44,930
City of Denton Series 2017, 4% 2/15/47	15,000	15,718
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	52,232
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	41,384
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	64,327
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	52,997
Series 2020 A, 3% 2/15/35	180,000	184,211
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	87,064
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 A, 5.25% 11/1/27 (c)	10,000	10,461
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	20,346
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	60,000	64,214
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	21,568
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	130,000	101,494
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	32,124
Series 2019, 4% 8/15/39	35,000	38,302
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	35,000	38,172
0% 10/1/48 (d)	70,000	76,721
Series 2018 A, 5% 10/1/37	40,000	45,362
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	53,858
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	39,023
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	60,000	55,967
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	8,571
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	40,000	11,934
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	35,000	9,907
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	20,000	22,535
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	25,000	24,191
0% 9/1/33 (AMBAC Insured)	120,000	81,812
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	25,381
Houston Independent School District:
Series 2013 A, 5% 2/15/24	15,000	15,425
Series 2017:
5% 2/15/23	20,000	20,597
5% 2/15/27	30,000	33,992
Houston Util. Sys. Rev. Series 2017 B, 5% 11/15/29	90,000	102,663
Houston Wtr. & Swr. Sys. Rev. Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	43,899
Humble Independent School District Series 2020 A, 2% 2/15/42	100,000	76,296
Katy Independent School District Series 2019, 4% 2/15/40	35,000	37,536
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	30,855
Series 2016 A:
0% 8/16/44	30,000	12,766
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	10,000	4,390
Lewisville Independent School District Series 2019, 4% 8/15/36	85,000	93,076
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020 A, 5% 5/15/50	55,000	62,518
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	10,924
Series 2005 B, 4.55% 5/1/30 (b)(c)	50,000	54,705
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33	150,000	98,000
0% 9/15/35	50,000	29,212
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	42,918
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	6,919
0% 1/1/35 (Assured Guaranty Corp. Insured)	30,000	19,971
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	58,968
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	15,982
Series 2015 A, 5% 1/1/27	100,000	107,624
Series 2017 B, 5% 1/1/25	35,000	35,823
Series 2018:
4.25% 1/1/49	5,000	5,334
5% 1/1/48	70,000	78,529
Rockwall Independent School District Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	110,000	119,333
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	30,000	33,185
5% 2/1/32	45,000	49,481
Series 2019, 4% 2/1/28	90,000	98,093
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	23,243
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	22,960
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	56,935
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	50,000	51,285
Texas A&M Univ. Rev. Series 2017 E, 5% 5/15/35	50,000	56,439
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	31,709
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/23	15,000	15,710
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	52,951
Series 2015 A, 5% 10/1/24	45,000	48,339
Series 2016 A, 5% 4/1/30	50,000	55,418
Series 2017 B, 5% 10/1/33	35,000	40,058
Series 2018 B, 5% 8/1/24	30,000	32,087
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	61,972
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	55,000	60,343
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,066
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C, 5% 8/15/25	65,000	68,966
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	66,993
Series 2018 A, 4% 10/15/37	10,000	10,834
Series 2018 B, 4% 10/15/34	5,000	5,489
Series 2019 A, 4% 10/15/49	160,000	170,441
Series 2020:
3% 10/15/34	10,000	10,185
5% 8/1/33	55,000	65,939
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	52,880
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J, 5% 8/15/26	20,000	22,467
Series 2017 B, 3.375% 8/15/44	15,000	15,443
Series 2019 A, 5% 8/15/31	15,000	17,809
Waller Independent School District Series 2020, 4% 2/15/50	15,000	16,271
TOTAL TEXAS		4,081,544
Utah - 0.3%
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	22,857
Series 2021 A1, 4% 8/1/41	80,000	87,169
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	10,000	10,910
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	20,000	21,820
Series 2016, 4% 12/15/29	25,000	26,615
TOTAL UTAH		169,371
Virginia - 1.5%
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	10,464
Series 2017, 5% 3/15/27	15,000	17,056
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	45,121
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	33,409
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	35,000	35,834
Series 2021, 3% 1/1/51	50,000	40,933
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	41,157
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	30,000	35,043
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Progs.) Series 2014 A, 5% 2/1/24	100,000	105,755
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	10,841
Series 2017 E, 5% 2/1/24	45,000	47,590
Series 2019 C, 5% 2/1/30	45,000	52,621
Series 2017 A:
5% 2/1/23	80,000	82,335
5% 2/1/24	60,000	63,453
Virginia Commonwealth Trans. Board Rev. Series 2014, 5% 5/15/28	50,000	53,098
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	5,000	5,204
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	35,000	38,053
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2016 A, 3% 8/1/35	15,000	15,375
Virginia Small Bus. Fing. Auth.:
Series 2012, 5.25% 1/1/32 (c)	60,000	60,472
Series 2014, 4% 10/1/38	5,000	5,177
Series 2020 A, 3.375% 1/1/51	80,000	74,486
TOTAL VIRGINIA		873,477
Washington - 2.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	50,681
5% 11/1/35	65,000	72,664
5% 11/1/36	90,000	100,528
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	19,783
Energy Northwest Elec. Rev.:
Series 2016 A, 5% 7/1/28	10,000	11,156
Series 2017 A, 5% 7/1/26	50,000	50,446
Series 2018 C, 5% 7/1/33	65,000	75,135
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	45,000	49,620
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	35,997
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	25,574
Port of Seattle Rev. Series 2018 B:
5% 5/1/24 (c)	75,000	79,284
5% 5/1/25 (c)	65,000	70,320
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	25,000	25,769
Washington Gen. Oblig.:
Series 2014 A, 5% 8/1/26	10,000	10,413
Series 2014 B:
5% 8/1/29	25,000	26,003
5% 8/1/31	55,000	57,163
Series 2014 E, 5% 2/1/32	90,000	94,664
Series 2015 B, 5% 2/1/28	40,000	43,294
Series 2015 G, 5% 7/1/26	100,000	107,929
Series 2015 H:
5% 7/1/26	25,000	26,982
5% 7/1/29	15,000	16,164
Series 2016 B, 5% 7/1/32	50,000	54,937
Series 2016 C, 5% 2/1/35	30,000	32,964
Series 2018 D, 5% 8/1/28	30,000	34,345
Series 2020 A, 5% 1/1/26	20,000	22,149
Series 2020 E, 5% 6/1/45	55,000	63,877
Series R 2015 C, 5% 7/1/27	25,000	26,975
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	5,000	5,299
Series 2014 C, 4% 10/1/44	55,000	56,942
Series 2015 B, 5% 8/15/24	20,000	21,418
Series 2017 B, 3.5% 8/15/38	70,000	71,626
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	34,662
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	85,178
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	37,593
TOTAL WASHINGTON		1,597,534
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	20,154
Wisconsin - 0.9%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	50,300
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	4,832
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	43,999
Pub. Fin. Auth. Student Hsg. (CHF - Wilmington, L.L.C. - Univ. of North Carolina At Wilmington Proj.) Series 2018, 4.125% 7/1/43 (Assured Guaranty Muni. Corp. Insured)	30,000	30,782
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	45,368
Series 2016 2, 5% 11/1/29	65,000	72,387
Series 3, 5% 11/1/31	25,000	28,191
Series A, 4% 5/1/27	20,000	21,568
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	10,770
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	51,996
3.5% 2/15/46	20,000	19,423
Series 2017 A, 5% 4/1/28	5,000	5,645
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	11,219	11,137
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	70,764
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	38,631
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	11,420
TOTAL WISCONSIN		517,213
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	30,036
TOTAL MUNICIPAL BONDS (Cost $59,283,273)		56,724,249

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.47% (e)(f) (Cost $1,275,007)	1,274,745	1,274,979

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $60,558,280)	57,999,228
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(740,398)
NET ASSETS - 100.0%	57,258,830

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	58,931	7,518,979	6,302,931	69	3	(3)	1,274,979	0.1%
Total	58,931	7,518,979	6,302,931	69	3	(3)	1,274,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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